Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Real Estate, balance	$ 593,678	$ 1,430,858
Residential real estate [Member]
Residential real estate number of loan	1	0
Real Estate, balance	$ 88,780	$ 0